Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 3,680,451	$ 3,298,873	$ 3,119,917
United States
Segment Reporting Information [Line Items]
Revenues	3,411,018	3,057,041	2,893,201
Canada
Segment Reporting Information [Line Items]
Revenues	$ 269,433	$ 241,832	$ 226,716